Shareholder Report, Holdings (Details) - Matrix Advisors Dividend Fund	Jun. 30, 2024
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
American Electric Power Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
The Bank Of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
The PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%